UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:  BlackRock Municipal Income Investment Trust (BBF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$303,669
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	330	275,197
California — 14.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,463,411
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,015,997
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,300	1,429,064
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	775	916,778
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,795,920
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,275	1,528,024
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	1,600	1,929,440
5.50%, 11/01/33	1,500	1,807,650
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	400	467,284
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	300	352,797

Municipal Bonds	Par (000)	Value
California (continued)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	$1,780	$2,030,446

		14,736,811
Colorado — 3.2%
Board of Governors of Colorado State University System, RB, Series A, 5.00%, 3/01/45	750	837,638
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,000	1,145,090
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,095	1,234,273

		3,217,001
Florida — 8.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	309,594
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami-dade, Series A, 5.00%, 4/01/45	2,555	2,778,895
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,544,914
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	661,035

		8,294,438
Georgia — 1.7%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,777,089
Illinois — 20.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	2,955	3,558,145
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,138,610
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,067,450
Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,062,460

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,000	$1,129,240
5.25%, 12/01/43	3,500	3,858,050
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,172,280
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	1,600	1,896,288
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,188,135
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	805,023
6.00%, 6/01/28	195	231,256
State of Illinois, GO:
5.25%, 2/01/31	475	505,020
5.25%, 2/01/32	1,000	1,058,930
5.50%, 7/01/33	1,000	1,073,580
5.50%, 7/01/38	210	221,390

		20,965,857
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,511,488
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,824,384
Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	582,235
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	715	842,449

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$600	$659,442

		1,501,891
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,518,272
Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/18 (a)	1,000	1,125,310
Michigan — 3.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	915	1,077,495
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	605	695,435
6.00%, 10/15/38	395	445,722
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	995	1,198,886

		3,417,538
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,273,680
Nevada — 3.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,858,448

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$1,825	$2,114,062

		3,972,510
New Jersey — 4.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,204,113
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,295	1,397,590
Series AA, 5.50%, 6/15/39	1,485	1,580,857

		4,182,560
New York — 6.4%
Country of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	619,260
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,137,420
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	980	1,104,215
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,648,417

		6,509,312
Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,741,016
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	885	1,019,511

		2,760,527
Pennsylvania — 4.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	570,720

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A:
6.00%, 12/01/16 (a)	$1,500	$1,592,010
5.63%, 12/01/31	1,250	1,446,700
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,134,200

		4,743,630
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	1,880	1,828,958
South Carolina — 2.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,190	1,366,215
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,088,670

		2,454,885
Texas — 12.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,901,746
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	845,687
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	890	991,024
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	140	169,908
6.00%, 8/15/45	1,765	2,086,000
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (a)	5	5,766
5.50%, 5/15/19 (a)	80	92,249
5.50%, 5/15/19 (a)	5	5,766
5.50%, 5/15/33	1,910	2,145,446
Mesquite Independent School District, GO, Series E, 5.00%, 8/15/41 (c)	300	344,268
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,173,880
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,120,150

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$340	$386,172
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,752,587

		13,020,649
Virginia — 1.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	307,838
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,171,780

		1,479,618
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,810,742
Total Municipal Bonds — 104.7%		106,088,251

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 19.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	1,995	2,214,091
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,741,112
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (e)	2,630	3,051,839
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	3,898	4,624,936
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	450,640

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	$4,214	$4,823,422
University of California, RB, Series O, 5.75%, 5/15/19 (a)	1,500	1,750,700

		19,656,740
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,395	1,622,971
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	1,799	2,001,407

		3,624,378
Illinois — 3.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	2,800	3,200,596
Nevada — 5.1%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	2,500	2,841,925
Series B, 5.50%, 7/01/29	1,994	2,280,473

		5,122,398
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (e)	1,094	1,230,623
New Jersey — 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,094,700
Series B, 5.25%, 6/15/36 (e)	1,640	1,700,825

		3,795,525
New York — 13.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,575,349
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,500	1,651,938

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Series FF-2, 5.50%, 6/15/40	$1,995	$2,271,533
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,665,896
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,205	2,528,368
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,300	1,497,040
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	2,000	2,245,180

		13,435,304
Texas — 5.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (e)	2,025	2,259,946
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	3,124,137

		5,384,083
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,012,082

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 55.8%		$56,461,729
Total Long-Term Investments (Cost — $145,846,626) — 160.5%		162,549,980

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	1,017,921	1,017,921
Total Short-Term Securities (Cost — $1,017,921) — 1.0%		1,017,921
Total Investments (Cost — $146,864,547) — 161.5%		163,567,901
Other Assets Less Liabilities — 1.6%		1,603,994
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.3)%		(29,689,031)
VRDP Shares, at Redemption Value — (33.8)%		(34,200,000)

Net Assets Applicable to Common Shares — 100.0%		$101,282,864

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,606,245

Gross unrealized appreciation	$16,717,715
Gross unrealized depreciation	(438,344)

Net unrealized appreciation	$16,279,371

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $7,891,026.

(f)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	478,351	539,570	1,017,921	$32

(g)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(8)	10-Year U.S. Treasury Note	December 2015	$1,021,500	$15,866
(3)	Long U.S. Treasury Bond	December 2015	$469,313	10,142
(1)	U.S. Ultra Bond	December 2015	$159,750	3,561
(10)	5-Year U.S. Treasury Note	December 2015	$1,197,734	14,363
Total				$43,932

6	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$162,549,980	—	$162,549,980
Short-Term Securities	1,017,921	—	—	1,017,921

Total	$1,017,921	$162,549,980	—	$163,567,901

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$43,932	—	—	$43,932
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,850	—	—	$34,850
Liabilities:
TOB Trust Certificates	—	$(29,682,285)	—	(29,682,285)
VRDP Shares	—	(34,200,000)	—	(34,200,000)

Total	$34,850	$(63,882,285)	—	$(63,847,435)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Trust

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Trust

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Investment Trust

Date: December 22, 2015